Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	36 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000231762
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Blockchain & Bitcoin Strategy ETF
C000245376
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Bitcoin Trend Strategy ETF
Without Sales Load [Member] | C000231762
Average Annual Return [Line Items]
Average Annual Return, Percent		111.98%	(11.42%)
Without Sales Load [Member] | C000245376
Average Annual Return [Line Items]
Average Annual Return, Percent	(20.60%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		38.02%	8.57%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent	10.07%
Coin Metrics Bitcoin Coin Index (CMBIBTC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Coin Metrics Bitcoin Coin Index (CMBIBTC)
Average Annual Return, Percent		103.89%	3.27%
CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD)
Average Annual Return, Percent	(15.70%)